Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 9. Subsequent Events

On July 16, 2014, the Company issued additional shares of the Class A Convertible Preferred Stock to Investors. Gross proceeds of $303,600 (approximately $264,100 after offering costs) were collected in exchange for the issuance of 25,300 shares of our Class A Convertible Preferred Stock, and warrants, exercisable for five years, to purchase up to a total of 202,400 shares of our common stock at an exercise price of $0.50 per share. The Company intends to use the net proceeds for working capital purposes.

Note 15. Subsequent Events

Designation of Class A Preferred Stock

On May 2, 2014, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 800,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class A Preferred Stock (“Preferred Stock”).

The rights, preferences, and privileges of the Preferred Stock are summarized as follows:

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Dividends shall accrue on shares of Preferred Stock at the rate of $0.96 per annum. Such dividends shall accrue day-to-day, shall be cumulative, and shall be payable on when, as, and if declared by the Board of Directors of the Company.

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In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Registrant, holders of Preferred Stock then outstanding shall be entitled to receive a preference payment equal to $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus any accrued dividends, but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon.

⋅	Shares of Preferred Stock shall vote together with the common stock on an as-converted basis.

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At any time after September 1, 2014, shares of Preferred Stock shall be convertible into thirty shares of Common Stock. In addition, accrued but unpaid dividends on the Preferred Stock will also be convertible into common stock after September 1, 2014 at the rate of one share for each $0.40 of dividend. Such conversion is subject to adjustment in the event of any stock split or combination, certain dividends and distributions, and any reorganization, recapitalization, reclassification, consolidation, or merger involving the Company.

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Shares of the Preferred Stock shall be subject to redemption by the Company at any time on or after January 15, 2017, upon payment of $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus all accrued but unpaid dividends thereon.

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The Preferred Stock is subject to a liquidation preference over common stock equal to $12 per share and the unpaid accrued dividend. Holders of the Preferred Stock will vote with holders of the Company’s common stock, but will have thirty votes per share of Preferred Stock held compared to one vote for each share of common stock.

Issuance of Class A Preferred Stock

In May 2014, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Investors”) pursuant to certain Subscription Agreements and Elections to Convert between the Company and the Investors. Through June 13, 2014, aggregate gross cash proceeds of $839,600 (approximately $628,700 after estimated cash offering expenses) were collected in exchange for the issuance of 69,964 shares of our Class A Preferred Stock, and warrants, exercisable for five years, to purchase up to a total of 559,712 shares of our common stock at an exercise price of $0.50 per share. The Company intends to use the net proceeds for working capital purposes.

Pursuant to the Subscription Agreements, the Company issued shares of a newly established Class A Preferred Stock and warrants to purchase common stock of Cryoport. The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase eight (8) shares of Common Stock at an exercise price of $0.50 per share, which are immediately exercisable and may be exercised at any time on or before March 31, 2019.

Pursuant to the terms of the 5% Bridge Notes issued by the Company between December 6, 2013 and March 13, 2014 with a total original principal amount of $1,793,000 (the “5% Bridge Notes”), the issuance of the Units to Investors at $12.00 per Unit entitled the holders of the 5% Bridge Notes to convert up to the entire principal amount and accrued interest under the 5% Bridge Notes into Units at a rate of $10.80 per Unit. Through June 13, 2014, 5% Bridge Note holders totaling $1,743,000 in original principal sum elected to convert their 5% Bridge Notes, including accrued interest, for Units in exchange for the issuance of 163,608 shares of our Class A Preferred Stock and warrants to purchase up to 1,308,864 shares of our commons stock at an exercise price of $0.50 per share. Two of the 5% Bridge Note holders that executed Subscription Agreements to convert 5% Bridge Notes in the aggregate principal amount of $220,000, are affiliates of the Company – Jerrell W. Shelton, the Company’s Chief Executive Officer, and GBR Investments, LLC, which is managed by Richard Rathmann, a Director and Chairman of the Board of Directors of the Company (collectively, the “Affiliates”).

Emergent Financial Group, Inc. served as the Company’s placement agent in this transaction and received, with respect to the gross proceeds received from Investors who converted their 5% Bridge Notes into Units (not including those conversions by the Affiliates), a commission of 3% and a non-accountable finance fee of 1% of such proceeds, and with respect to gross proceeds received from all other Investors, a commission of 10% and a non-accountable finance fee of 3% of the aggregate gross proceeds received from such Investors, plus reimbursement of legal expenses of up to $40,000. Emergent Financial Group, Inc. will also be issued a warrant to purchase three shares of Common Stock at an exercise price of $0.50 per share for each Unit issued in this transaction. The Company and Emergent Financial Group, Inc. have agreed that the offering of Units to new Investors will conclude on July 14, 2014.

As of June 13, 2014, 233,572 shares of Preferred Stock and 1,868,576 of the related warrants were outstanding for Investors and 638,646 warrants were outstanding for Emergent in connection with the Preferred Stock offering and the 5% Bridge Notes conversion.